UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2013
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2013	January 31, 2012
Cash and U.S. Government securities	$7,373,331	$10,727,290
Distribution payable	6,428,805	(9,971,208)

Unallocated cash and U.S. Government securities	$944,526	$756,082

Schedule of reconciliation of Trust's Unallocated Reserve
Unallocated Reserve, January 31, 2012	$1,031,508

Net income, twelve months ended January 31, 2013	30,654,737
Distributions declared	(30,504,023)

Unallocated Reserve, January 31, 2013	$1,182,222